Marketable Securities (Held-To-Maturity Securities) (Details) - USD ($) $ in Thousands		Jun. 30, 2017	Dec. 31, 2016
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]	$ 13,526	$ 24,046
Gross unrealized holding gains
Gross unrealized holding (losses)		(66)	(159)
Amortized cost basis	[2]	13,592	24,205
Accrued interest on securities		115	173
Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]	13,526	16,293
Gross unrealized holding gains
Gross unrealized holding (losses)		(66)	(97)
Amortized cost basis	[2]	$ 13,592	16,390
Non Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]		7,753
Gross unrealized holding gains
Gross unrealized holding (losses)			(62)
Amortized cost basis	[2]		$ 7,815

[1]	Fair value is being determined using quoted market prices in active markets (Level 1).
[2]	Including accrued interest in the amount of US$ 173 thousands and US$ 115 thousands as of December 31, 2016 and June 30, 2017 respectively.